Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Reserve for accounts receivable	550	$ 725	$ 950
Common stock, par value	0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	90,000,000	90,000,000
Common stock, shares issued	34,010,609	1,063,368	571,524
Common stock, shares outstanding	34,010,609	1,063,368	571,524
Series A Preferred Stock [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		12,124,650	12,124,650
Preferred stock, shares issued	0	12,124,650	12,124,650
Preferred stock, Shares outstanding		12,124,650	12,124,650
Preferred stock, liquidation preference		39,406
Series B Preferred Stock [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		17,678,926	17,678,926
Preferred stock, shares issued	0	17,678,926	17,678,926
Preferred stock, Shares outstanding		17,678,926	17,678,926
Preferred stock, liquidation preference		57,456
Series C Preferred Stock [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		21,483,563	21,483,563
Preferred stock, shares issued	0	19,766,821	19,766,821
Preferred stock, Shares outstanding		19,766,821	19,766,821
Preferred stock, liquidation preference		$ 64,242